Pension obligations - Schedule of defined benefit plan reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Defined benefit plan reserves, beginning balance	$ (2,694)	$ (2,389)
Exchange differences	(587)	(305)
Defined benefit plan reserves, beginning balance	$ (3,281)	$ (2,694)